OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 308	$ 245
Accrued expenses	2,640	2,597
Government (mainly tax provision)	264	878
Advance tenants payments	397	504
Tenant security deposits	116	124
Trade payables	397	591
Others	22	89
Other accounts payable and accrued expenses	$ 4,144	$ 5,028